Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Equity
Equity and Net Income per Limited Partner Unit
The following table summarizes EQM's limited partner common units and general partner units issued from January 1, 2018 through March 31, 2018. There were no issuances in 2017.

	Limited Partner Common Units	General Partner Units	Total
Balance at January 1, 2018	80,581,758	1,443,015	82,024,773
Common units issued (1)	9,608	—	9,608
Balance at March 31, 2018	80,591,366	1,443,015	82,034,381

(1)	Units issued upon a resignation from the EQM General Partner's Board of Directors in February 2018.
As of March 31, 2018, EQGP and its subsidiaries owned 21,811,643 EQM common units, representing a 26.6% limited partner interest, 1,443,015 EQM general partner units, representing a 1.8% general partner interest, and all of the IDRs in EQM. As of March 31, 2018, EQT owned 100% of the non-economic general partner interest and a 90.1% limited partner interest in EQGP.
As of June 12, 2018, EQGP and its subsidiaries owned 21,811,643 EQM common units, representing a 24.8% limited partner interest, 1,443,015 EQM general partner units, representing a 1.6% general partner interest, and all of the IDRs in EQM. As of June 12, 2018, EQT owned 5,889,282 EQM common units, representing a 6.7% limited partner interest in EQM, 100% of the non-economic general partner interest in EQGP and a 91.3% limited partner interest in EQGP.
Net Income per Limited Partner Unit. The weighted average phantom unit awards included in the calculation of basic weighted average limited partner units outstanding was 22,748 and 20,073 for the three months ended March 31, 2018 and 2017, respectively.
Distributions
On April 24, 2018, the Board of Directors of the EQM General Partner declared a cash distribution to EQM's unitholders for the first quarter of 2018 of $1.065 per common unit. The cash distribution was paid on May 15, 2018 to unitholders of record at the close of business on May 4, 2018. Cash distributions to EQGP were approximately $23.2 million related to its limited partner interest, $2.3 million related to its general partner interest and $44.2 million related to its IDRs in EQM.

Equity
The following table summarizes EQM's public offerings of its common units during the three years ended December 31, 2017.

	Common Units Issued	GP Units Issued	Price Per Unit	Net Proceeds	Underwriters' Discount and Other Offering Expenses
	(Thousands, except unit and per unit amounts)
March 2015 equity offering (a)	9,487,500	25,255	$76.00	$696,582	$24,468
$750 Million At the Market (ATM) Program in 2015 (b)	1,162,475	—	74.92	85,483	1,610
November 2015 equity offering (c)	5,650,000	—	71.80	399,937	5,733
$750 Million ATM Program in 2016 (d)	2,949,309	—	$74.42	$217,102	$2,381

(a)
The underwriters exercised their option to purchase additional common units. The EQM General Partner purchased 25,255 EQM general partner units for approximately $1.9 million to maintain its then 2.0% general partner ownership percentage. This amount was included in net proceeds from this offering. The net proceeds were used to finance a portion of the cash consideration paid to EQT in connection with the NWV Gathering Acquisition as described in Note 2.

(b)
During the third quarter of 2015, EQM entered into an equity distribution agreement that established an ATM common unit offering program, pursuant to which a group of managers, acting as EQM's sales agents, may sell EQM common units having an aggregate offering price of up to $750 million (the $750 Million ATM Program). The price per unit represents an average price for all issuances under the $750 Million ATM Program in 2015. The underwriters' discount and other offering expenses in the table above include commissions of approximately $0.9 million. EQM used the net proceeds for general partnership purposes.

Prior to this $750 Million ATM Program, the EQM General Partner maintained its general partner ownership percentage at the previous level of 2.0%. Starting with sales under the $750 Million ATM Program in 2015, the EQM General Partner elected not to maintain its general partner ownership percentage.

(c)	The net proceeds were used for general partnership purposes and to repay amounts outstanding under EQM's credit facility.

(d)
The price per unit represents an average price for all issuances under the $750 Million ATM Program in 2016. The underwriters' discount and other offering expenses in the table above include commissions of approximately $2.2 million. EQM used the net proceeds for general partnership purposes.

The following table summarizes EQM's common, subordinated and general partner units issued and outstanding during the three years ended December 31, 2017. There were no issuances in 2017.

	Limited Partner Units		General
	Common	Subordinated	Partner Units	Total
Balance at January 1, 2015	43,347,452	17,339,718	1,238,514	61,925,684
Conversion of subordinated units to common units	17,339,718	(17,339,718)	—	—
2014 EQM VDA issuance	21,063	—	430	21,493
March 2015 equity offering	9,487,500	—	25,255	9,512,755
NWV Gathering Acquisition consideration	511,973	—	178,816	690,789
$750 Million ATM Program	1,162,475	—	—	1,162,475
November 2015 equity offering	5,650,000	—	—	5,650,000
Balance at December 31, 2015	77,520,181	—	1,443,015	78,963,196
2014 EQM VDA issuance	19,796	—	—	19,796
EQM Total Return Program issuance	92,472	—	—	92,472
$750 Million ATM Program	2,949,309	—	—	2,949,309
Balance at December 31, 2016 and 2017	80,581,758	—	1,443,015	82,024,773

Upon payment of the cash distribution for the fourth quarter of 2014, the financial requirements for the conversion of all subordinated units were satisfied. As a result, on February 17, 2015, the 17,339,718 subordinated units converted into common units on a one-for-one basis. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units was deemed to have occurred on January 1, 2015.
EQM issued 19,796 and 21,063 common units under the 2014 EQM Value Driver Award Program (2014 EQM VDA) in February 2016 and 2015, respectively, as discussed in Note 8. In connection with the February 2015 issuance, the EQM General Partner purchased 430 EQM general partner units to maintain its then 2.0% general partner ownership percentage. EQM issued 92,472 common units under the EQM Total Return Program in February 2016 as discussed in Note 8.
As of December 31, 2017, EQGP and its subsidiaries owned 21,811,643 EQM common units, representing a 26.6% limited partner interest, 1,443,015 EQM general partner units, representing a 1.8% general partner interest, and all of the IDRs in EQM. As of December 31, 2017, EQT owned 100% of the non-economic general partner interest and a 90.1% limited partner interest in EQGP.
As of June 12, 2018, EQGP and its subsidiaries owned 21,811,643 EQM common units, representing a 24.8% limited partner interest, 1,443,015 EQM general partner units, representing a 1.6% general partner interest, and all of the IDRs in EQM. As of June 12, 2018, EQT owned 5,889,282 EQM common units, representing a 6.7% limited partner interest in EQM, 100% of the non-economic general partner interest in EQGP and a 91.3% limited partner interest in EQGP.
Cash Distributions
The EQM partnership agreement requires EQM to distribute all of its available cash to EQM unitholders within 45 days after the end of each quarter. Available cash generally means, for any quarter, all cash and cash equivalents on hand at the end of that quarter:
•                  less, the amount of cash reserves established by the EQM General Partner to:
•                   provide for the proper conduct of EQM's business (including reserves for future capital expenditures, anticipated future debt service requirements and refunds of collected rates reasonably likely to be refunded as a result of a settlement or hearing related to FERC rate proceedings or rate proceedings under applicable law subsequent to that quarter);
•                  comply with applicable law, any of EQM's debt instruments or other agreements; or
•                  provide funds for distributions to EQM's unitholders and to the EQM General Partner for any one or more of the next four quarters (provided that the EQM General Partner may not establish cash reserves for distributions if the effect of the establishment of such reserves will prevent EQM from distributing the minimum quarterly distribution on all common units);
•                   plus, if the EQM General Partner so determines, all or any portion of the cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made subsequent to the end of such quarter.
All IDRs are held by the EQM General Partner. IDRs represent the right to receive an increasing percentage (13.0%, 23.0% and 48.0%) of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels described below have been achieved. The EQM General Partner may transfer the IDRs separately from its general partner interest, subject to restrictions in EQM's partnership agreement.
The following discussion assumes that the EQM General Partner owns the 1.8% general partner interest that it owned as of December 31, 2017 and the IDRs.
If for any quarter EQM has distributed available cash from operating surplus to the common unitholders in an amount equal to EQM's minimum quarterly distribution; then, EQM will distribute any additional available cash from operating surplus for that quarter among the unitholders and the EQM General Partner in the following manner:

	Total Quarterly Distribution per	Marginal Percentage Interest in Distributions
	Unit Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98.2%	1.8%
First Target Distribution	Above $0.3500 up to $0.4025	98.2%	1.8%
Second Target Distribution	Above $0.4025 up to $0.4375	85.2%	14.8%
Third Target Distribution	Above $0.4375 up to $0.5250	75.2%	24.8%
Thereafter	Above $0.5250	50.2%	49.8%

To the extent these incentive distributions are made to the EQM General Partner, more available cash proportionally is allocated to the EQM General Partner than to holders of limited partner units.
On January 18, 2018, the Board of Directors of the EQM General Partner declared a cash distribution to EQM's unitholders for the fourth quarter of 2017 of $1.025 per common unit. The cash distribution was paid on February 14, 2018 to unitholders of record at the close of business on February 2, 2018. Cash distributions to EQGP were approximately $22.4 million related to its limited partner interest, $2.2 million related to its general partner interest and $41.1 million related to its IDRs.